INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2010	2011
Original amounts:

Capitalized software costs	$44,501	$49,723
Customer relationship and acquired technology	6,757	17,132

	51,258	66,855
Accumulated amortization:

Capitalized software costs	34,126	37,370
Customer relationship and acquired technology	2,471	3,637

	36,597	41,007

Intangible assets, net	$14,661	$25,848

b.	Amortization expenses amounted to $ 3,650, $ 3,940 and $4,410 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2011 is as follows:

2012	$5,813
2013	5,642
2014	4,061
2015	3,334
2016	3,717
2017 and thereafter	3,281

$25,848